COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [abstract]
Disclosure of commitments [text block]

25) COMMITMENTS

a) Guarantees and commitments

As of December 31, 2016 and 2017, the Atento Group has guarantees and commitments to third parties of 320,300 thousand U.S. dollars, and 322,233 thousand U.S. dollars, respectively.

The transactions guaranteed and their respective amounts at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	2016	2017
Guarantees
Financial, labor-related, tax and rental transactions	166,036	156,579
Contractual obligations	154,239	165,624
Other	25	30
Total	320,300	322,233

The Company’s directors do not believe that any contingencies will arise from these guarantees other than those already recognized.

The breakdown shown in the table above relates to guarantees extended by Atento Group companies, classified by purpose. Of these guarantees, the majority relate to commercial purposes and rental activities, the remaining guarantees relates to tax and labor proceedings.

b) Operating leases

The breakdown of total minimum future lease payments under non-cancellable operating leases is as follow:

	Thousands of U.S. dollars
	2016	2017
Up to 1 year	54,965	63,178
Between 1 and 5 years	116,182	124,913
More than 5 years	36,462	52,021
Total	207,609	240,112

Total operating lease expenses recognized in the consolidated statements of operations for the year ended December 31, 2017 amount to 11,889 thousand U.S. dollars (3,376 thousand U.S. dollars in 2016 and 4,236 thousand U.S. dollars in 2015) under “Infrastructure leases” (see Note 22c) and 66,923 thousand U.S. dollars (63,014 thousand U.S. dollars in 2016 and 75,573 thousand U.S. dollars in 2015) under “Services provided by third parties” (see Note 22f).

No contingent payments on operating leases were recognized in the consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017.

The operating leases where the Company acts as lessee are mainly on premises intended for use as call centers. These leases have various termination dates, with the latest in 2028.

At December 31, 2017, the payment commitment for the early cancellation of these leases is 137,684 thousand U.S. dollars (122,480 thousand U.S. dollars in 2016 and 127,531 thousand U.S. dollars in 2015).